UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3101
CALVERT TAX-FREE RESERVES
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2006

Item 1. Schedule of Investments.
CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2006

	PRINCIPAL
Municipal Obligations - 97.0%	AMOUNT	VALUE

Alabama - 4.9%
Alabama State MFH Revenue VRDN, 3.23%, 4/1/14, LOC: AmSouth Bank (r)	$2,105,000	$2,105,000
Auburn Alabama Industrial Development Board VRDN, 3.32%, 5/1/20, LOC:
Allied Irish Bank (r)	3,595,000	3,595,000
Calhoun County Alabama Economic Development Council Revenue VRDN, 3.38%, 4/1/21, LOC: Bank of America (r)	8,500,000	8,500,000
Colbert County Alabama Industrial Development Board Revenue VRDN, 3.32%, 10/1/11, LOC: Wachovia Bank (r)	2,100,000	2,100,000
Huntsville Alabama Industrial Development Board Revenue VRDN, 3.48%, 11/1/26, LOC: First Commonwealth Bank (r)	3,010,000	3,010,000
Mobile County Alabama IDA Revenue VRDN, 3.31%, 4/1/20, LOC: Wachovia Bank (r)	2,885,000	2,885,000
Northport Alabama MFH Revenue VRDN:
3.33%, 9/3/15, LOC: AmSouth Bank (r)	1,580,000	1,580,000
3.23%, 7/1/18, LOC: AmSouth Bank (r)	4,625,000	4,625,000
Taylor-Ryan Alabama Improvement District Revenue VRDN, 3.22%, 11/1/35, LOC: Columbus Bank & Trust (r)	13,800,000	13,800,000
Tuscaloosa County Alabama IDA Revenue VRDN:
3.27%, 12/1/23, LOC: Regions Bank (r)	1,775,000	1,775,000
3.27%, 12/1/23, LOC: Regions Bank (r)	2,305,000	2,305,000
Valley Alabama Special Care Facilities Authority Revenue VRDN, 3.28%, 6/1/25, LOC: Columbus Bank & Trust (r)	2,830,000	2,830,000

Arizona - 1.3%
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 3.43%, 8/1/22, LOC: Farm Credit Services, C/LOC: Key Bank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 3.18%, 1/15/32, LOC: Fannie Mae (r)	9,185,000	9,185,000

Arkansas - 1.4%
Arkadelphia Arkansas IDA Revenue VRDN, 3.28%, 4/1/11, LOC: Svenska Handelsbanke (r)	4,000,000	4,000,000
Arkansas State MFH Development Finance Authority VRDN:
3.25%, 10/1/30, LOC: Regions Bank (r)	5,200,000	5,200,000
3.27%, 11/1/31, LOC: First Tennessee Bank (r)	5,000,000	5,000,000

	PRINCIPAL
Municipal Obligations - 97.0%	AMOUNT	VALUE

California - 5.5%
ABN AMRO MuniTOPS Certificate Trust VRDN:
3.18%, 7/5/06, BPA: ABN Amro Bank (r)	2,100,000	2,100,000
3.17%, 7/4/07, BPA: ABN Amro Bank (r)	1,080,000	1,080,000
Alameda-Contra Costa California Schools Financing Authority COPs, 3.18%, 8/1/24, BPA: Dexia Credit Local, AMBAC Insured (r)	250,000	250,000
California State Department of Water Resources Revenue VRDN, 3.07%, 5/1/22, LOC: BNP Paribas (r)	1,800,000	1,800,000
California State Housing Finance Agency Revenue VRDN, 3.20%, 2/1/33, BPA: Lloyds TSB Bank, MBIA Insured (r)	6,000,000	6,000,000
California State Pollution Control Financing Authority Revenue VRDN:
3.25%, 9/1/10, LOC: Bank of the West (r)	2,855,000	2,856,127
3.27%, 6/1/11, LOC: Comerica Bank (r)	200,000	200,000
3.27%, 3/1/16, LOC: Comercia Bank (r)	2,155,000	2,156,049
California Statewide Communities Development Authority Special Tax Revenue VRDN, 3.27%, 5/1/22, LOC: Bank of the West, C/LOC: CALSTRs (r)	1,825,000	1,825,000
Fresno California Revenue VRDN, 3.13%, 5/1/15 (r)	900,000	900,000
Inland Valley California Development Agency Tax Allocation VRDN, 3.28%, 3/1/27, LOC: Union Bank, C/LOC: CalSTERS (r)	18,545,000	18,545,000
Los Angeles California Regional Airports Improvement Corp Revenue VRDN, 3.15%, 12/1/25, LOC: Societe Generale (r)	3,200,000	3,200,000
Los Angeles County California Housing Authority Revenue VRDN, 3.13%, 12/1/07, LOC: Freddie Mac (r)	2,500,000	2,500,000
Modesto California Irrigation District Financing Authority Revenue VRDN, 3.21%, 10/1/15, BPA: Societe Generale (r)	1,500,000	1,500,000
San Bernardino County California MFH Revenue VRDN, 3.15%, 2/1/23, LOC:
California Federal Savings Bank, C/LOC: FHLB (r)	5,210,000	5,210,000
Victorville California MFH Revenue VRDN, 3.28%, 12/1/15, LOC: California Federal Savings Bank (r)	5,665,000	5,665,000

Colorado - 2.7%
Colorado State Housing and Finance Authority Revenue VRDN:
3.17%, 10/15/16, CA: Fannie Mae (r)	23,160,000	23,160,000
3.20%, 10/1/30, BPA: FHLB (r)	980,000	980,000
Westminster Colorado Economic Development Authority Tax Allocation Revenue VRDN, 3.20%, 12/1/28, LOC: Depfa Bank plc (r)	3,000,000	3,000,000

Connecticut - 0.6%
Connecticut State Health & Educational Facility Authority Revenue VRDN:
3.10%, 7/1/33 (r)	4,900,000	4,900,000
3.12%, 7/1/37 (r)	1,500,000	1,500,000

Delaware - 0.6%
Wilmington Delaware Revenue VRDN, 3.21%, 7/1/31, LOC: Allied Irish Bank (r)	6,000,000	6,000,000

	PRINCIPAL
Municipal Obligations - 97.0%	AMOUNT	VALUE

District of Columbia - 1.5%
District of Columbia GO VRDN, 3.20%, 6/1/31, BPA: Bank of America, MBIA Insured (r)	15,060,000	15,060,000

Florida - 0.4%
Seminole Florida County Industrial Development Authority Revenue VRDN, 3.19%, 11/1/34, LOC: Allied Irish Bank (r)	4,000,000	4,000,000

Georgia - 3.0%
Cobb County Georgia School District Notes, 4.50%, 12/29/06	3,175,000	3,198,502
Columbus Georgia Downtown IDA Revenue VRDN, 3.28%, 8/1/15, LOC: Columbus Bank & Trust (r)	6,840,000	6,840,000
Fulton County Georgia IDA Revenue VRDN, 3.91%, 12/1/10, LOC: Branch Bank & Trust (r)	2,335,000	2,335,000
Gordon County Georgia Development Authority Revenue VRDN, 3.68%, 7/1/22, LOC: Regions Bank (r)	1,360,000	1,360,000
Macon-Bibb County Georgia Industrial Authority Revenue VRDN, 3.27%, 7/1/15, LOC: AmSouth Bank (r)	1,000,000	1,000,000

Rome Georgia MFH Revenue VRDN, 3.33%, 7/1/34, LOC: Regions Bank (r)	7,650,000	7,650,000
Waleska Georgia Downtown Development Authority Revenue VRDN, 3.20%, 10/1/28, LOC: Regions Bank (r)	6,650,000	6,650,000
Warner Robins Georgia Downtown Development Authority Revenue VRDN, 3.38%, 9/1/34, LOC: Columbus Bank & Trust (r)	1,300,000	1,300,000

Hawaii - 1.4%
Hawaii State Department Budget and Finance Revenue VRDN, 3.24%, 5/1/19, LOC: First Hawaiian Bank (r)	13,620,000	13,620,000

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue VRDN, 3.15%, 7/1/35, BPA: Bayerische Landesbank Girozentrale, FSA Insured (r)	2,300,000	2,300,000

Illinois - 4.8%
Chicago Illinois GO VRDN, 3.19%, 1/1/37, BPA: Landesbank Baden-Wurttenberg, FGIC Insured (r)	8,360,000	8,360,000
Illinois State Development Finance Authority Revenue VRDN:
3.21%, 6/1/19, LOC: Northern Trust Co. (r)	5,565,000	5,565,000
3.19%, 2/15/35, LOC: Marshall & Ilsley Bank (r)	7,000,000	7,000,000
3.21%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State Educational Facilities Authority Revenue VRDN, 3.20%, 12/1/35, LOC: Harris Trust (r)	5,000,000	5,000,000
Illinois State GO Bonds:
4.50%, 4/28/06	2,500,000	2,502,498
4.50%, 5/30/06	2,500,000	2,505,330
4.50%, 6/30/06	2,500,000	2,507,896
Illinois State Metropolitan Pier and Exposition Authority Revenue VRDN, 3.21%, 12/15/23, BPA: Merrill Lynch (r)	10,000,000	10,000,000

	PRINCIPAL
Municipal Obligations - 97.0%	AMOUNT	VALUE

Indiana - 3.4%
Indiana State Development Finance Authority Revenue VRDN, 3.60%, 4/1/22, LOC: JPMorgan Chase Bank (r)	850,000	850,000
Indianapolis Indiana Local Public Improvement Bond Bank, 3.15%, 4/11/06	9,000,000	9,000,000
Jasper County Indiana Industrial Economic Recovery Revenue VRDN, 3.43%, 2/1/22, LOC: Farm Credit Services of America, C/LOC: Key Bank (r)	5,275,000	5,275,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 3.68%, 5/1/18, LOC: JPMorgan Chase Bank (r)	3,000,000	3,000,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 3.68%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	2,500,000	2,500,000
Terre Haute Indiana International Airport Authority Revenue VRDN, 3.57%, 2/1/21, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	2,200,000	2,200,000
Valparaiso Indiana Industrial Economic Development Revenue VRDN, 3.35%, 5/1/31, LOC: Marshall & Ilsley Bank (r)	7,000,000	7,000,000
Vigo County Indiana Industrial Economic Development Revenue VRDN, 3.39%, 5/1/16, LOC: Old National Bank, C/LOC: Wells Fargo Bank (r)	4,200,000	4,200,000

Iowa - 1.3%
Iowa State Finance Authority Revenue VRDN, 3.43%, 7/1/18, LOC: Citizens Business Bank, C/LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
Iowa State Tax and Revenue Anticipation Notes , 4.50%, 6/30/06	3,000,000	3,009,334
Iowa State Higher Education Loan Authority Revenue Bonds, 3.75%, 5/24/06, LOC: U.S. Bank	3,000,000	3,003,385
Iowa State School Cash Anticipation Program Notes, 4.25%, 1/26/07, FSA Insured	3,000,000	3,030,797

Kentucky - 4.0%
Hopkinsville Kentucky Industrial Building LO Revenue VRDN, 3.58%, 5/1/26, LOC: Branch Bank & Trust (r)	1,920,000	1,920,000
Kentucky State Association of Counties Tax and Revenue Anticipation COPs, 4.00%, 6/30/06, IA: AIG Matched Funding Corp.	5,000,000	5,014,996
Lexington-Fayette Kentucky Urban County Educational Facilities Revenue VRDN, 3.19%, 5/1/25, LOC: Fifth Third Bank (r)	5,200,000	5,200,000
Mayfield Kentucky Multi City Lease Revenue VRDN, 3.22%, 7/1/26, LOC: Fifth Third Bank (r)	3,655,000	3,655,000
Maysville Kentucky Industrial Building Revenue VRDN, 3.50%, 5/1/16, LOC: UFJ Bank Ltd., C/LOC: Bank of New York (r)	5,740,000	5,740,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 3.19%, 6/1/34, LOC: U.S. Bank (r)	11,586,500	11,586,500
Northern Kentucky Port Authority Industrial Building Revenue VRDN, 3.19%, 12/1/21, LOC: Fifth Third Bank (r)	4,360,000	4,360,000
Winchester Kentucky Industrial Building Revenue VRDN, 3.38%, 10/1/18, LOC: Wachovia Bank (r)	2,400,000	2,400,000

	PRINCIPAL
Municipal Obligations - 97.0%	AMOUNT	VALUE

Louisiana - 3.1%
Louisiana State Public Facilities Authority Revenue VRDN, 3.27%, 12/1/14, LOC: Regions Bank (r)	1,845,000	1,845,000
New Orleans Louisiana Aviation Board Revenue VRDN:
3.30%, 8/5/15, BPA: Dexia Credit Local, MBIA Insured (r)	2,545,000	2,545,000
3.30%, 8/1/16, BPA: Dexia Credit Local, MBIA Insured (r)	26,685,000	26,685,000

Maine - 0.4%
Maine State Tax Anticipation Notes, 4.00%, 6/30/06	4,000,000	4,012,485

Maryland - 4.2%
Baltimore Maryland MFH Revenue VRDN, 3.16%, 4/15/34, LOC: Fannie Mae (r)	8,194,000	8,194,000
Gaithersburg Maryland Economic Development Revenue VRDN, 3.19%, 1/1/34, LOC: KBC Bank (r)	3,500,000	3,500,000
Maryland State Economic Development Corp. Revenue VRDN, 3.18%, 2/1/34, LOC: SunTrust Bank (r)	2,900,000	2,900,000
Maryland State Health and Higher Educational Facilities Authority Revenue VRDN:
3.18%, 1/1/21, LOC: M&T Trust Co. (r)	8,590,000	8,590,000
3.20%, 4/1/31, LOC: Allied Irish Bank (r)	2,260,000	2,260,000
3.18%, 1/1/35, LOC: M&T Trust Co. (r)	16,875,000	16,875,000

Michigan - 1.2%
Kent Michigan Hospital Finance Authority Revenue VRDN, 3.19%, 11/1/10, LOC: Fifth Third Bank (r)	2,400,000	2,400,000
Michigan GO Notes, 4.50%, 9/29/06	8,000,000	8,047,863
Michigan State Municipal Bond Authority Revenue Bonds, 4.00%, 8/18/06, LOC: JPMorgan Chase Bank	2,000,000	2,007,989

Minnesota - 1.7%
Minnesota State Higher Education Facilities Authority Revenue VRDN, 3.18%, 4/1/27, LOC: Allied Irish Bank (r)	3,470,000	3,470,000
Richfield Minnesota MFH Revenue VRDN, 3.19%, 3/1/34, LOC: Freddie Mac (r)	6,610,000	6,610,000
St Louis Park Minnesota MFH Revenue VRDN, 3.19%, 8/1/34, LOC: Freddie Mac (r)	6,700,000	6,700,000

Mississippi - 5.1%
Mississippi Business Finance Corp. Revenue Bonds, 3.33%, 11/1/13, LOC: First Tennessee Bank (r)	2,310,000	2,310,000
Mississippi State Development Bank SO Revenue VRDN:
3.27%, 12/1/23, BPA: JPMorgan Chase Bank, AMBAC Insured (r)	14,500,000	14,500,000
3.27%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured (r)	7,950,000	7,950,000

	PRINCIPAL
Municipal Obligations - 97.0%	AMOUNT	VALUE

Mississippi State Development Bank Special GO VRDN:
3.27%, 6/1/20, BPA: AmSouth Bank, AMBAC Insured (r)	8,700,000	8,700,000
3.27%, 10/1/20, BPA: AmSouth Bank, AMBAC Insured (r)	3,040,000	3,040,000
3.27%, 1/1/40, BPA: BNP Paribas, AMBAC Insured (r)	15,000,000	15,000,000

Missouri - 0.7%
Carthage Missouri IDA Revenue VRDN:
3.33%, 4/1/07, LOC: Wachovia Bank (r)	2,000,000	2,000,000
3.38%, 9/1/30, LOC: Wachovia Bank (r)	2,000,000	2,000,000
Missouri State Development Finance Board Revenue VRDN, 3.43%, 9/1/08, LOC: Cobank, C/LOC: BNP Paribas (r)	3,305,000	3,305,000

New Hampshire - 1.0%
New Hampshire State Health & Education Facilities Authority Revenue VRDN:
3.20%, 10/1/23, LOC: Bank of America (r)	3,500,000	3,500,000
3.18%, 10/1/33, LOC: Bank of America (r)	6,500,000	6,500,000

New Jersey - 1.5%
New Jersey State Tax and Revenue Anticipation Notes, 4.00%, 6/23/06	15,000,000	15,039,246

New York - 4.3%
Metropolitan New York Transportation Authority Revenue VRDN, 3.14%, 11/1/35, LOC: Fortis Bank (r)	10,800,000	10,800,000
New York City New York IDA Revenue VRDN:
3.20%, 12/1/34, LOC: Allied Irish Bank (r)	3,200,000	3,200,000
3.25%, 2/1/35, LOC: M&T Trust Co. (r)	2,435,000	2,435,000
New York City New York Municipal Water Finance Authority Revenue VRDN:
3.18%, 6/15/18, BPA: Depfa Bank plc (r)	20,250,000	20,250,000
3.14%, 6/15/35, BPA: Bayerische Landesbank Girozentrale (r)	1,700,000	1,700,000
New York State GO Bonds, 2.90%, 3/15/30, LOC: Dexia Credit Local (mandatory put, 8/3/2006 @ 100)(r)	4,900,000	4,900,000

North Dakota - 0.6%
Traill County North Dakota Solid Waste Disposal Revenue VRDN, 3.53%, 3/1/13, LOC: Wells Fargo Bank (r)	5,750,000	5,750,000

Ohio - 4.4%
Akron, Bath, & Copley Joint Township Ohio Hospital District Revenue VRDN, 3.19%, 11/1/34, LOC: JPMorgan Chase Bank (r)	4,955,000	4,955,000
Blue Ash Ohio Economic Development Revenue VRDN, 3.25%, 5/1/30, LOC: National City Bank (r)	11,200,000	11,200,000
Butler County Ohio Healthcare Facilities Revenue VRDN, 3.19%, 9/1/22, LOC: Fifth Third Bank (r)	4,115,000	4,115,000

	PRINCIPAL
Municipal Obligations - 97.0%	AMOUNT	VALUE

Cuyahoga Ohio Healthcare Facilities Revenue VRDN, 3.24%, 11/1/23, LOC: Fifth Third Bank (r)	4,230,000	4,230,000
Franklin County Ohio Hospital Revenue VRDN, 3.21%, 6/1/17, BPA: Citigroup Global Markets Holdings, Inc., IA Escrowed — Treasury (r)	9,755,000	9,755,000
Ohio State Higher Educational Facility Commission Revenue VRDN, 3.28%, 9/1/26, LOC: Fifth Third Bank (r)	9,800,000	9,800,000

Oklahoma - 0.5%
Pittsburg County Oklahoma Economic Development Authority Revenue VRDN, 3.28%, 10/1/21, LOC: PNC Bank (r)	5,000,000	5,000,000

Pennsylvania - 2.5%
Butler County Pennsylvania IDA Revenue VRDN, 3.25%, 9/1/27, LOC: National City Bank (r)	5,000,000	5,000,000
Delaware County Pennsylvania Villanova University VRDN, 2.00%, 8/1/17, LOC: JPMorgan Chase Bank (mandatory put, 4/1/2006 @ 100)(r)	175,000	174,925
Lawrence County Pennsylvania IDA Revenue VRDN, 3.30%, 12/1/15, LOC: National City Bank (r)	2,800,000	2,800,000
Pennsylvania State Higher Educational Facilities Authority Revenue VRDN, 3.22%, 11/1/36, LOC: Sovereign Bank FSB, C/LOC: UniCredito Italiano Bank plc (r)	6,350,000	6,350,000
Temple University of the Commonwealth System Pennsylvania Revenue Bonds, 4.00%, 4/28/06	10,000,000	10,008,849
West Cornwall Township Pennsylvania Municipal Authority Revenue VRDN, 3.23%, 3/1/16, LOC: Wachovia Bank (r)	1,150,000	1,150,000

South Dakota - 0.5%
South Dakota State Housing Development Authority Revenue Bonds, 4.50%, 12/15/06	5,000,000	5,036,086

Tennessee - 7.3%
Knox County Tennessee Health Educational & Housing Facilities Board Revenue VRDN, 3.48%, 12/1/29, LOC: First Tennessee Bank (r)	4,100,000	4,100,000
Loudon Tennessee Industrial Development Board Revenue VRDN, 3.50%, 4/1/13, LOC: JPMorgan Chase Bank (r)	2,515,000	2,515,000
Memphis-Shelby County Tennessee IDA Revenue VRDN, 3.25%, 3/1/24, LOC: SunTrust Bank (r)	7,665,000	7,665,000
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Revenue VRDN:
3.38%, 12/1/27, LOC: Regions Bank (r)	5,000,000	5,000,000
3.19%, 9/1/28, LOC: Fifth Third Bank (r)	2,865,000	2,865,000
Sevier County Tennessee Public Building Authority Revenue VRDN:
3.19%, 6/1/10, BPA: KBC Bank NV, AMBAC Insured (r)	2,095,000	2,095,000
3.19%, 6/1/12, BPA: KBC Bank NV, AMBAC Insured (r)	2,505,000	2,505,000
3.19%, 6/1/14, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	2,695,000	2,695,000

	PRINCIPAL
Municipal Obligations - 97.0%	AMOUNT	VALUE

3.19%, 6/1/17, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	900,000	900,000
3.19%, 6/1/17, BPA: KBC Bank NV, AMBAC Insured (r)	3,200,000	3,200,000
3.19%, 6/1/18, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	8,430,000	8,430,000
3.19%, 6/1/19, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	8,000,000	8,000,000
3.19%, 6/1/21, BPA: Landesbank Hessen-Thuringen Girozentrale, AMBAC Insured (r)	5,000,000	5,000,000
3.19%, 6/1/30, BPA: KBC Bank NV, AMBAC Insured (r)	2,195,000	2,195,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue VRDN:
3.21%, 5/1/16, LOC: Allied Irish Bank (r)	2,400,000	2,400,000
3.19%, 9/1/16, LOC: First Tennessee Bank (r)	6,000,000	6,000,000
3.22%, 6/1/26, LOC: Allied Irish Bank (r)	4,900,000	4,900,000
3.47%, 12/1/34, LOC: First Tennessee Bank (r)	3,500,000	3,500,000

Texas - 4.5%
Garland Texas Independent School District GO Bonds, 2.75%, 6/15/29, BPA: DEPFA Bank plc, GA: Texas Permanent School Funding (r)	5,000,000	5,000,000
HFDC of Central Texas Inc. Revenue VRDN, 3.19%, 5/15/38, LOC: Sovereign Bank FSB, C/LOC: KBC Bank (r)	6,500,000	6,500,000
Northside Texas Independent School District GO Bonds, 2.85%, 6/15/35, BPA: DEPFA Bank plc, GA Texas Permanent School Funding (mandatory put, 6/15/2006 @ 100)(r)	5,000,000	5,000,000
Tarrant County Texas Industrial Development Corp. Revenue VRDN, 3.36%, 9/1/27, LOC:First Bank of Missouri, C/LOC: Wells Fargo (r)	4,000,000	4,000,000
Texas State Tax & Revenue Anticipation Notes, 4.50%, 8/31/06	10,000,000	10,060,466
Weslaco Texas Health Facilities Development Corp. VRDN, 3.23%, 6/1/23, Other: Lehman Liquidity Co. LLC (r)	14,850,000	14,850,000

Utah - 3.3%
Utah State Housing Corp. Revenue VRDN, 3.25%, 7/1/36, BPA: Bayerische Landesbank Girozentrale (r)	4,700,000	4,700,000
Utah State Municipal Securities Trust Certificates Revenue VRDN, 3.40%, 5/6/13, LOC: Bear Stearns Capital Markets (r)	28,835,000	28,835,000

Vermont - 0.1%
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN, 3.24%, 1/1/33, LOC: Banknorth, C/LOC: SunTrust Bank (r)	785,000	785,000

Virginia - 0.8%
Suffolk Virginia IDA Revenue VRDN, 3.33%, 10/1/31, LOC: Branch Bank & Trust (r)	8,500,000	8,500,000

	PRINCIPAL
Municipal Obligations - 97.0%	AMOUNT	VALUE

Washington - 0.5%
Seattle Washington Municipal Light and Power Revenue Bonds, 2.95%, 4/3/06	5,000,000	5,000,000

West Virginia - 0.5%
Weirton West Virginia Municipal Hospital Building Revenue Bonds, 3.40%, 12/1/31, LOC: PNC Bank (mandatory put, 12/1/2006 @ 100)(r)	5,000,000	5,000,000

Wisconsin - 1.2%
Grafton Wisconsin IDA Revenue VRDN, 3.28%, 12/1/17, LOC: U.S. Bank (r)	2,070,000	2,070,000
Wisconsin State Health and Educational Facilities Authority Revenue VRDN:
3.18%, 12/1/15, BPA: Dexia Credit Local, FSA Insured (r)	2,550,000	2,550,000
3.23%, 11/1/23, LOC: U.S. Bank (r)	7,000,000	7,000,000

Wyoming - 1.6%
Gillette Wyoming Pollution Control Revenue VRDN, 3.28%, 1/1/18, LOC: Barclays Bank plc (r)	16,200,000	16,200,000

Other - 8.5%
Freddie Mac Multifamily VRDN Certificates:
3.27%, 8/15/45, LOC: Freddie Mac (r)	19,713,026	19,713,026
3.32%, 1/15/47, LOC: Freddie Mac (r)	12,449,229	12,449,229
Roaring Fork Municipal Products LLC VRDN:
3.25%, 5/1/22, BPA: Bank of New York (r)	6,840,000	6,840,000
3.25%, 5/1/33, BPA: Bank of New York (r)	9,175,000	9,175,000
3.25%, 12/1/33, BPA: Bank of New York (r)	18,075,000	18,075,000
SunAmerica Trust Various States VRDN, 3.32%, 7/1/41, LOC: Freddie Mac (r)	19,700,000	19,700,000

TOTAL INVESTMENTS (Cost $976,935,578) - 97.0%		976,935,578
Other assets and liabilities, net - 3.0%		29,904,351

NET ASSETS - 100%		$1,006,839,929

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:

BPA: Bond-Purchase Agreement	GA: Guaranty Agreement

CA: Collateral Agreement	LOC: Letter of Credit

C/LOC: Confirming Letter of Credit

Abbreviations:

AMBAC: American Municipal Bond Assurance Corp.

COPs: Certificates of Participation

FGIC: Federal Guaranty Insurance Company

FHLB: Federal Home Loan Bank

FSA: Financial Security Assurance Inc.

GO: General Obligation

IDA: Industrial Development Authority

LLC: Limited Liability Corporation

LO: Limited Obligation

MFH: Multi-Family Housing

VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES LIMITED TERM PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2006

	PRINCIPAL
Municipal Obligations - 96.9%	AMOUNT	VALUE

Alabama - 2.3%
Alabama State MFH Revenue VRDN:
3.23%, 9/1/20 (r)	$2,590,000	$2,590,000
3.28%, 12/1/22 (r)	2,375,000	2,375,000
3.15%, 9/1/30 (mandatory put, 07/1/07 @ 100)(r)	3,215,000	3,215,000
Series I 4.18%, 12/1/30 (r)	4,130,000	4,130,000
Series J 4.18%, 12/1/30 (r)	2,280,000	2,280,000
Alexander City Alabama Industrial Development Board Revenue VRDN, 3.28%, 12/1/18 (mandatory put, 12/1/08 @ 100)(r)	2,070,000	2,070,000

Arizona - 0.5%
Glendale Arizona IDA Revenue Bonds, 4.20%, 12/1/14 (r)	1,250,000	1,227,113
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 3.53%, 5/1/27 (r)	1,250,000	1,250,000
Yavapai County Arizona IDA Solid Waste Disposal Revenue Bonds, 4.45%, 3/1/28 (mandatory put, 3/1/08 @ 100)(r)	1,370,000	1,377,275

California - 7.2%
ABN AMRO MuniTOPS Certificate Trust VRDN:
3.18%, 7/5/06 (r)	2,540,000	2,540,000
3.17%, 7/4/07 (r)	420,000	420,000
California State Department of Water Resources Power Supply Revenue VRDN, 3.07%, 5/1/22 (r)	2,700,000	2,700,000
California State Economic Recovery GO Bonds, 5.00%, 7/1/23 (mandatory put, 7/1/07 @ 100)(r)	7,800,000	7,934,082
California State GO Bonds, 6.30%, 9/1/06	5,040,000	5,096,246
California State GO VRDN, 3.06%, 5/1/34 (r)	1,510,000	1,510,000
California State Pollution Control Financing Authority Revenue VRDN:
3.27%, 6/1/11 (r)	650,000	650,000
3.26%, 11/1/28 (r)	2,350,000	2,350,000

	PRINCIPAL
Municipal Obligations - 96.9%	AMOUNT	VALUE

California State Public Works Board Revenue Bonds, 5.00%, 6/1/07	300,000	304,662
California Statewide Communities Development MFH Special Tax Revenue Bonds, 6.25%, 7/1/42 (mandatory put, 1/1/07 @ 100)(r)	6,625,000	6,622,814
Contra Costa County California MFH Revenue Bonds, 3.95%, 4/15/46 (r)	5,000,000	4,990,800
Inland Valley California Development Agency Tax Allocation VRDN, 3.28%, 3/1/27 (r)	390,000	390,000
Long Beach California Harbor Revenue Bonds:
5.00%, 5/15/08	5,485,000	5,627,884
5.00%, 5/15/09	5,000,000	5,183,050
Los Angeles California Regional Airports Improvement Corp. Revenue VRDN, 3.10%, 12/1/25 (r)	900,000	900,000
Oxnard California Industrial Development Financing Authority VRDN, 3.52%, 12/1/34 (r)	2,000,000	2,000,000
Riverside County California IDA Revenue VRDN, 3.39%, 6/1/26 (r)	3,500,000	3,500,000

Colorado - 3.2%
Colorado State Series Trust Certificate Revenue VRDN, 3.62%, 12/1/30 (r)	5,625,000	5,625,000
Denver City and County Colorado Airport Revenue Bonds, 5.00%, 11/15/07	5,200,000	5,301,140
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 7.125%, 12/1/10	7,500,000	7,950,600
Triview Colorado Metropolitan District GO Bonds, 3.375%, 11/1/23 (mandatory put, 11/1/06 @ 100)(r)	4,860,000	4,845,809

Connecticut - 0.1%
Connecticut State Health & Educational Facility Authority Revenue VRDN, 2.95%, 7/1/36 (r)	900,000	900,000

Delaware - 1.0%
Delaware State Health Facilities Authority Revenue Bonds, 2.25%, 6/1/32 (mandatory put, 1/1/07 @ 100)(r)	7,645,000	7,543,016

Florida - 5.0%
Florida State Capital Trust Agency Housing Revenue Bonds, 4.25% through 7/10/08, 6.25% thereafter to 7/1/40	19,606,000	19,277,207
Hillsborough County Florida MFH Revenue Bonds, 2.125%, 1/1/07	5,000,000	4,915,050
Lee County Florida Solid Waste System Revenue Bonds, 5.25%, 10/1/07	7,485,000	7,651,691
University Athletic Association, Inc. Revenue Bonds, 2.80%, 10/1/31 (mandatory put, 10/1/08 @ 100)(r)	1,285,000	1,248,095
Volusia County Florida School Board COPs, 4.50%, 8/1/06	3,960,000	3,971,880

Georgia - 0.2%
Columbus Georgia Downtown IDA Revenue Bonds, 5.61%, 7/1/29 (j)(r)	3,900,000	1,739,361

Hawaii - 0.7%
Honolulu Hawaii MFH Revenue VRDN, 4.15%, 6/1/20 (r)	5,425,000	5,425,000

	PRINCIPAL
Municipal Obligations - 96.9%	AMOUNT	VALUE

Illinois - 4.6%
Cook County Illinois Community Consolidated School District GO Bonds, 4.00%, 1/1/07	3,590,000	3,601,703
Illinois State Development Finance Authority Pollution Control Revenue Bonds, 7.375%, 7/1/21 (prerefunded 7/1/06 @ 102)	17,000,000	17,491,470
Illinois State GO Bonds:
4.50%, 4/28/06	2,500,000	2,502,498
4.50%, 5/30/06	2,500,000	2,505,330
4.50%, 6/30/06	2,500,000	2,507,895
Illinois State Metropolitan Pier and Exposition Authority Revenue VRDN, 3.21%, 12/15/23 (r)	4,120,000	4,120,000
University of Illinois Revenue Bonds, 5.00%, 4/1/08	1,250,000	1,298,678

Indiana - 2.5%
Allen County Indiana Economic Development Revenue VRDN, 3.50%, 11/1/09 (r)	2,000,000	2,000,000
Indiana State Development Finance Authority Revenue VRDN, 3.45%, 7/1/18 (r)	1,725,000	1,725,000
Indianapolis Indiana Local Public Improvement Bond Bank, 3.15%, 4/11/06	11,376,000	11,376,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 3.68%, 5/1/18 (r)	2,150,000	2,150,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 3.68%, 11/1/18 (r)	1,180,000	1,180,000

Iowa - 1.8%
Ankeny Iowa GO Anticipation Notes, 3.50%, 6/1/07	5,000,000	4,973,550
Coralville Iowa GO Notes, 5.00%, 6/1/07	3,350,000	3,385,142
Iowa State Tax and Revenue Anticipation Notes , 4.50%, 6/30/06	3,000,000	3,006,900
Le Mars Iowa Industrial Development Revenue VRDN, 3.63%, 3/1/16 (r)	1,850,000	1,850,000

Kansas - 0.2%
Olathe Kansas Health Facilities Revenue VRDN, 3.10%, 9/1/32 (r)	1,200,000	1,200,000

Kentucky - 0.2%
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue VRDN, 3.19%, 6/1/34 (r)	1,283,500	1,283,500

Louisiana - 4.8%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, 6.25%, 12/1/07	16,000,000	15,998,240
Louisiana State Correctional Facilities Corporate Lease Revenue Bonds, 5.00%, 12/15/06	4,675,000	4,710,951
Louisiana State HFA Mortgage Revenue Bonds, 3.87%, 12/1/47 (mandatory put, 11/28/08 @ 100)(r)	7,200,000	7,180,992
Louisiana State HFA Mortgage Revenue VRDN 3.67%, 12/7/34 (r)	2,335,000	2,335,000
Louisiana State Offshore Terminal Authority Revenue Bonds, 3.65%, 10/1/21 (mandatory put, 4/1/08 @ 100)(r)	5,000,000	4,928,500

Maryland - 0.8%
Baltimore Maryland Revenue Bonds, 6.061%, 12/1/09 (r)	3,364,815	3,364,815
Maryland State Health and Higher Educational Facilities Authority Revenue VRDN, 3.20%, 4/1/31 (r)	685,000	685,000
Prince Georges County Maryland COPs, 4.00%, 9/1/06	1,705,000	1,708,393

	PRINCIPAL
Municipal Obligations - 96.9%	AMOUNT	VALUE

Massachusetts - 1.2%
Massachusetts State Development Finance Agency Revenue VRDN, 3.09%, 10/1/42 (r)	1,500,000	1,500,000
Massachusetts State GO Bonds, 5.50%, 11/1/11	5,000,000	5,412,600
Massachusetts State HFA Revenue Bonds, 3.85%, 6/1/08	1,500,000	1,501,479

Michigan - 2.4%
Michigan GO Notes, 4.50%, 9/29/06	10,000,000	10,059,829
Michigan State Municipal Bond Authority Revenue Bonds:
4.00%, 8/18/06	4,000,000	4,005,480
4.25%, 8/18/06	3,500,000	3,508,820

Minnesota - 1.6%
Oak Park Heights Minnesota MFH Revenue VRDN, 3.19%, 11/1/35 (r)	4,000,000	4,000,000
St Louis Park Minnesota MFH Revenue VRDN, 3.19%, 8/1/34 (r)	592,000	592,000
St. Paul Minnesota Port Authority Revenue Bonds, 3.00%, 7/1/12 (mandatory put, 7/1/06 @ 100)	4,780,000	4,758,681
St. Paul Minnesota Port Authority Revenue VRDN, 3.44%, 6/1/19 (r)	2,505,000	2,505,000

Mississippi - 0.1%
Mississippi State Development Bank SO Revenue VRDN, 3.27%, 12/1/23 (r)	500,000	500,000

Missouri - 2.4%
St. Louis Missouri IDA Revenue VRDN, 3.53%, 1/1/21 (r)	9,300,000	9,300,000
St. Louis Missouri Municipal Finance Corp. Leasehold Revenue Bonds, 4.00%, 7/15/06	8,540,000	8,552,639

Nebraska - 1.0%
Nebraska State Educational Finance Authority Revenue VRDN, 3.10%, 3/1/33 (r)	7,125,000	7,125,000

New Jersey - 1.6%
New Jersey State Tax Revenue Anticipation Notes, 4.00%, 6/23/06	12,000,000	12,009,960

New Mexico - 1.0%
New Mexico State Regional Housing Region II Revenue Bonds, 3.50%, 12/1/46 (mandatory put, 10/1/06 @ 100)(r)	7,500,000	7,500,000

New York - 7.3%
Albany New York IDA Revenue VRDN, 3.23%, 6/1/34 (r)	6,220,000	6,220,000
Dutchess County New York Resource Recovery Agency Bond Anticipaton Notes, 3.65%, 12/28/07	7,400,000	7,324,668
Metropolitan New York Transportation Authority Revenue VRDN, 3.07%, 11/1/26 (r)	1,000,000	1,000,000
Monroe County New York IDA Revenue VRDN, 3.25%, 12/1/34 (r)	1,600,000	1,600,000

	PRINCIPAL
Municipal Obligations - 96.9%	AMOUNT	VALUE

New York City New York GO Bonds, 5.00%, 8/1/07	5,000,000	5,091,200
New York City New York GO VRDN:
3.09%, 8/1/14 (r)	1,000,000	1,000,000
3.16%, 8/1/34 (r)	3,500,000	3,500,000
New York City New York Municipal Water Finance Authority Revenue VRDN:
3.18%, 6/15/18 (r)	4,450,000	4,450,000
3.09%, 6/15/35 (r)	2,300,000	2,300,000
New York State GO Bonds:
3.00%, 4/15/08	4,695,000	4,635,139
2.95%, 11/30/18 (mandatory put, 8/3/06 @ 100)(r)	3,800,000	3,790,310
2.90%, 3/15/30 (mandatory put, 8/3/06 @ 100)(r)	3,430,000	3,420,739
New York State Urban Development Corp. Correctional and Youth Facility Services Revenue Bonds, 5.25%, 1/1/21 (mandatory put, 1/1/09 @ 100)	4,000,000	4,146,680
New York Tri-Borough Bridge and Tunnel Authority Revenue Bonds, 5.125%, 1/1/22 (prerefunded 1/1/12 @ 100)	5,000,000	5,357,700

North Dakota - 0.6%
Three Affiliated Tribes of the Fort Berthold Reservation Revenue Bonds, 5.621%, 11/1/19 (r)	4,175,000	4,172,578

Ohio - 0.5%
Ohio State Housing Finance Agency MFH Revenue Bonds, 4.25%, 4/1/08	3,810,000	3,810,000

Oklahoma - 0.6%
Tulsa County Oklahoma IDA Revenue Bonds:
5.00%, 4/20/47	3,025,000	1,166,591
3.00%, 5/20/47 (r)	5,935,000	3,124,599

Pennsylvania - 7.0%
Allegheny County Pennsylvania Airport Authority Revenue Bonds, 5.75%, 1/1/09	2,000,000	2,092,280
Allegheny County Pennsylvania IDA Revenue Bonds, 3.375%, 5/1/31 (mandatory put, 5/1/08 @ 100)(r)	4,150,000	4,150,000
Erie Pennsylvania Higher Educational Building Authority Revenue Bonds, 3.25%, 11/1/23 (mandatory put, 11/1/06 @ 100)(r)	5,325,000	5,303,647
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds:
3.50%, 5/1/14 (mandatory put, 5/1/07 @ 100)(r)	2,025,000	2,025,000
2.90%, 5/1/25 (mandatory put, 5/1/06 @ 100)(r)	200,000	200,000
3.20%, 11/1/27 (mandatory put, 11/1/06 @ 100)(r)	9,700,000	9,700,000
Series E4, 3.20%, 11/1/29 (r)	3,850,000	3,850,000
Series E5, 3.20%, 11/1/29 (r)	9,900,000	9,900,000
3.20%, 11/1/32 (mandatory put, 11/1/06 @ 100)(r)	7,050,000	7,050,211
2.75%, 11/1/34 (mandatory put, 11/1/07 @ 100)(r)	5,070,000	4,975,749
Temple University of the Commonwealth System Pennsylvania Revenue Bonds, 4.00%, 4/28/06	2,000,000	2,000,460

Puerto Rico - 0.7%
Puerto Rico Commonwealth Tax and Revenue Anticipation Notes, 4.50%, 7/28/06	5,000,000	5,018,050

	PRINCIPAL
Municipal Obligations - 96.9%	AMOUNT	VALUE

Rhode Island - 0.9%
Rhode Island State Housing and Mortgage Finance Corp. Revenue Bonds:
Series 51-C, 4.50%, 10/1/08	1,250,000	1,270,537
Series 51-D, 4.50%, 10/1/08	4,940,000	5,009,012

South Carolina - 0.7%
Dorchester County South Carolina IDA Revenue VRDN, 3.84%, 10/1/24 (r)	5,100,000	5,100,000

South Dakota - 0.7%
South Dakota State Housing Development Authority Revenue Bonds, 4.50%, 12/15/06	5,000,000	5,036,086

Tennessee - 2.1%
Sevier County Tennessee Public Building Authority Revenue VRDN:
Series III A-2, 3.19%, 6/1/18 (r)	5,315,000	5,315,000
Series III C-3, 3.19%, 6/1/18 (r)	3,170,000	3,170,000
3.19%, 6/1/20 (r)	2,570,000	2,570,000
3.19%, 6/1/30 (r)	1,390,000	1,390,000
Sevierville Tennessee Public Building Authority Revenue VRDN, 3.10%, 6/1/28 (r)	3,000,000	3,000,000

Texas - 14.3%
Dallas Texas GO Bonds, 4.00%, 2/15/07	4,515,000	4,531,976
Dallas-Fort Worth Texas International Airport Revenue Bonds, 5.00%, 11/1/09	4,000,000	4,138,520
Denton Texas Independent School District GO Bonds, 3.00%, 8/15/21 (mandatory put, 8/15/06 @ 100)(r)	10,700,000	10,700,000
Garland Texas Independent School District GO Bonds, 2.75%, 6/15/29 (r)	3,250,000	3,244,930
Grand Prairie Texas Independent School District GO Bonds, 3.05%, 8/1/33 (mandatory put, 7/31/07 @ 100)(r)	5,200,000	5,155,436
Harris County Texas GO Bonds, 5.00%, 10/1/09	5,130,000	5,163,499
HFDC of Central Texas Inc. Revenue VRDN, 3.40%, 2/15/09 (r)	10,000,000	10,000,000
Houston Texas Airport System Revenue Bonds, 6.00%, 7/1/07	4,030,000	4,139,455
Northside Texas Independent School District GO Bonds, 2.85%, 6/15/35 (mandatory put, 6/15/06 @ 100)(r)	5,000,000	4,992,500
Red River Texas Educational Finance Revenue Bonds, 3.10%, 12/1/31 (mandatory put, 12/3/07 @ 100)(r)	2,500,000	2,454,700
San Antonio Texas Electric And Gas Utility Revenue Bonds, 5.75%, 2/1/16 (prerefunded 2/1/10 @100)	5,105,000	5,475,521
Spring Texas Independent School District GO Bonds:
5.00%, 8/15/28 (mandatory put, 8/15/06 @ 100)	3,000,000	3,014,700
5.00%, 8/15/29 (mandatory put, 8/15/08 @ 100)	3,500,000	3,588,515
Tarrant County Texas Health Facilities Development Authority Corp. Revenue Bonds, 6.25%, 4/1/32 (h)	12,935,000	10,557,418
Tarrant County Texas Housing Finance Corp. Revenue Bonds, 6.25%, 3/1/04 (b)(f)	13,100,000	9,170,000
Texas State Tax & Revenue Anticipation Notes, 4.50%, 8/31/06	18,290,000	18,356,576

Utah - 0.1%
Utah State Housing Corp. Revenue VRDN, 3.25%, 7/1/36 (r)	300,000	300,000
Utah State Municipal Securities Trust Certificates Revenue VRDN, 3.40%, 5/6/13 (r)	660,000	660,000

	PRINCIPAL
Municipal Obligations - 96.9%	AMOUNT	VALUE

Vermont - 1.7%
Vermont State Educational and Health Buildings Financing Agency Revenue VRDN:
3.46%, 11/1/21 (r)	6,650,000	6,650,000
3.20%, 10/1/30 (r)	780,000	780,000
3.24%, 1/1/33 (r)	3,010,000	3,010,000
3.20%, 7/1/33 (r)	2,000,000	2,000,000

Virginia - 1.7%
Chesapeake Virginia IDA Revenue Bonds, 5.25%, 2/1/08	3,000,000	3,017,580
Louisa Virginia IDA Solid Waste and Sewer Disposal Revenue Bonds, 2.35%, 4/1/22 (mandatory put, 4/1/07 @ 100)(r)	10,000,000	9,788,400

Washington - 2.0%
Seattle Washington GO Bonds, 3.10%, 1/15/26 (mandatory put, 8/30/06 @ 100)(r)	7,400,000	7,380,094
Seattle Washington Municipal Light and Power Revenue Bonds:
2.95%, 11/1/15 (mandatory put, 4/3/06 @ 100)	4,000,000	4,000,000
3.05%, 11/1/15 (mandatory put, 7/17/06 @ 100)	3,000,000	3,000,000

West Virginia - 3.6%
Weirton West Virginia Municipal Hospital Building Revenue Bonds, 3.40%, 12/1/31 (mandatory put, 12/1/06 @ 100)(r)	9,200,000	9,180,864
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)	22,650,000	16,926,798

Wisconsin - 0.8%
Wisconsin State Petroleum Revenue Bonds, 5.00%, 7/1/07	6,000,000	6,020,580

Other - 5.2%
Class B Certificate Trust Revenue VRDN, 3.62%, 7/1/41 (r)	5,000,000	5,000,000
Munimae Trusts:
4.60%, 1/13/11 (mandatory put, 12/17/06 @ 100)	7,045,000	7,043,661
4.60%, 12/16/16 (mandatory put, 12/17/06 @ 100)	7,805,000	7,803,985
Roaring Fork Municipal Products LLC VRDN:
3.25%, 5/1/22 (r)	5,000,000	5,000,000
3.25%, 10/1/24 (r)	11,370,000	11,370,000
3.25%, 5/1/33 (r)	1,000,000	1,000,000
3.25%, 12/1/33 (r)	1,000,000	1,000,000

TOTAL INVESTMENTS (Cost $728,021,808) - 96.9%		711,380,764
Other assets and liabilities, net - 3.1%		23,089,341

NET ASSETS - 100%		$734,470,105

(b)	This security was valued by the Board of Trustees. See Note A.

(f)	Security has been restructured from an original maturity date of March 1, 2002. Security is currently in default for both principaland interest. Accrued interest as of March 31, 2006 totaled $1,705,729 and includes past due interest accrued since and due on September 1, 2004.

(g)	Subsequent to period end, this security defaulted on the interest payment due April 1, 2006 totaling $762,689.

(h)	Subsequent to period end, this security defaulted on the interest payment due April 1, 2006 totaling $404,219.

(j)	Security is currently in default for interest. Accrued interest as of March 31, 2006 totaled $397,345 and includes past due accrued since and due on January 1, 2005.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
MFH: Multi-Family Housing
SO: Special Obligation
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES LONG-TERM PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2006

	PRINCIPAL
Municipal Obligations 98.3%	AMOUNT	VALUE

Alabama - 1.9%
Alabama State Drinking Water Finance Authority Revenue Bonds, 5.00%, 8/15/17	$1,165,000	$1,231,358

Arizona - 1.7%
Bullhead City Arizona Municipal Property Corp. Excise Tax Revenue Boonds, 5.00%, 7/1/16	1,000,000	1,066,260

California - 15.9%
ABN AMRO MuniTOPS Certificate Trust VRDN:
3.18%, 7/5/06 (r)	560,000	560,000
3.17%, 7/4/07 (r)	100,000	100,000
California Educational Facilities Authority Revenue Bonds, 6.625%, 6/1/20	1,490,000	1,609,260
Freemont California COPs, 3.15%, 8/1/25 (r)	135,000	135,000
Hawaiian Gardens California Public Finance Authority Revenue Bonds:
5.25%, 12/1/22	1,475,000	1,576,495
5.25%, 12/1/23	1,000,000	1,067,320
Natomas California Unified School District GO Bonds, 5.00%, 9/1/27	2,815,000	2,930,612
Oxnard California COPs, 4.75%, 6/1/28	1,000,000	1,005,400
Perris California Union High School District Capital Appreciation Certificates, 6.00%, 10/1/30	1,000,000	1,074,470

Colorado - 7.6%
Lakewood City Colorado Plaza Metropolitan District Public Number 1 Tax Allocation and Revenue Bonds, 8.00%, 12/1/25	2,000,000	2,210,080
Roaring Fork Colorado School District GO Bonds, 5.00%, 12/15/26	2,500,000	2,609,200

Florida - 8.8%
Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,646,920
Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	1,270,000	1,289,977
Sunrise Florida Utility Systems Revenue Bonds, 5.50%, 10/1/18	1,500,000	1,661,190

Georgia - 0.3%
Fulton County Georgia IDA Revenue VRDN, 3.91%, 12/1/10 (r)	165,000	165,000

Hawaii - 0.2%
Honolulu Hawaii MFH Revenue VRDN, 4.15%, 6/1/20 (r)	125,000	125,000

Illinois - 2.7%
Illinois State Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	549,115
Illinois State Student Assistance Community Student Loan Revenue Bonds, 5.10%, 9/1/08	1,135,000	1,163,000

Kentucky - 3.5%
Kentucky Housing Corp. Revenue Bonds, 5.00%, 6/1/35 (mandatory put, 6/1/23 @ 100)(r)	2,210,000	2,243,017

Louisiana - 3.0%
Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, 6.30%, 7/1/30	1,000,000	1,109,200
Louisiana State Housing Finance Agency Revenue , 3.96%, 12/1/47 (mandatory put, 11/28/08 @ 100) (r)	800,000	797,888

Maryland - 3.4%
Baltimore Maryland Convention Center Revenue Bonds, 5.00%, 9/1/16	1,000,000	1,071,870
Cecil County Maryland Health Department COPs, 3.0972%, 7/1/14 (r)	863,000	865,149
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (k)	500,000	215,150

	PRINCIPAL
Municipal Obligations 98.3%	AMOUNT	VALUE

Michigan - 4.8%
Ann Arbor Michigan School District GO Bonds, 4.75%, 5/1/29	1,000,000	1,012,010
Taylor Michigan Building Authority GO Bonds, 5.00%, 10/1/23	1,920,000	2,002,886

New Jersey - 2.0%
Passaic Valley New Jersey Water Commission Revenue Bonds, 5.00%, 12/15/18	1,185,000	1,277,537

New York - 4.8%
New York City New York Municipal Water Finance Authority Revenue VRDN, 3.09%, 6/15/33 (r)	50,000	50,000
New York State Dormitory Authority Revenue Bonds, 5.00%, 2/15/21	1,135,000	1,190,468
New York State Urban Development Corp. Revenue Bonds, 5.25%, 1/1/14	1,685,000	1,805,646

Ohio - 15.5%
Cleveland Ohio Municipal School District GO Bonds, 5.00%, 12/1/20	1,705,000	1,780,770
Hilliard Ohio School District GO Bonds, 5.00%, 12/1/27	2,895,000	3,030,399
Ohio State Building Authority Revenue Bonds, 5.00%, 4/1/20	1,625,000	1,701,830
Ohio State Housing Finance Agency MFH Revenue Bonds, 5.45%, 8/20/34	1,790,000	1,785,274
Toledo Ohio Water System Revenue Bonds, 5.00%, 11/15/24	1,445,000	1,513,508

Oklahoma - 2.5%
Citizen Potawatomi Nation Revenue Bonds, 6.50%, 9/1/16	1,500,000	1,580,085

Pennsylvania - 2.3%
Exeter Township Pennsylvania School District GO bonds, 5.00%, 5/15/22	1,380,000	1,436,083

Puerto Rico - 2.0%
Puerto Rico Commonwealth GO Bonds, 5.00%, 7/1/30 (mandatory put, 7/1/12 @ 100) (r)	1,200,000	1,254,900

Rhode Island - 0.9%
Rhode Island Port Authority and Economic Development Corp. Airport Revenue Bonds, 7.00%, 7/1/14	500,000	567,390

South Carolina - 1.7%
Charleston County South Carolina Resource Recovery Revenue Bonds, 5.10%, 1/1/08	1,025,000	1,048,165

Texas - 3.9%
Mesquite Texas Independent School District No 1 GO Bonds, Zero Coupon, 8/15/20	500,000	249,090
Tarrant County Texas Health Facilities Development Corp. Revenue Bonds, 5.75%, 2/15/15	2,000,000	2,211,140

Virgin Island - 1.7%
Virgin Islands Public Finance Authority Revenue Bonds, 6.375%, 10/1/19	1,000,000	1,101,170

Virginia - 2.9%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds, 5.875%, 6/1/17 (r)	1,700,000	1,836,374

	PRINCIPAL
Municipal Obligations 98.3%	AMOUNT	VALUE

West Virginia - 1.2%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)	987,500	737,979

Wisconsin - 3.1%
Monroe Wisconsin School District GO Bonds, 5.25%, 4/1/16	1,115,000	1,182,681
Wisconsin State Health & Educational Facilities Authority Revenue VRDN, 3.10%, 12/1/15 (r)	795,000	795,000

TOTAL INVESTMENTS (Cost $61,707,587) - 98.3%		62,228,316
Other assets and liabilities, net - 1.7%		1,069,754

NET ASSETS - 100%		$63,298,070

(g)	Subsequent to period end, this security defaulted on the interest payment due April 1, 2006 totaling $33,150.

(k)	Interest payments have been deferred until July 1, 2006. At March 31, 2006 accumulated deferred interest totaled $125,432 and includes interest accrued since and due on October 1, 2003.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Agency
VRDN: Variable Rate Demand Notes

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
FUTURES	Contracts	Date	at Value	(Depreciation)

Sold:
US Treasury Bonds	10	6/06	$1,091,563	$15,921
5 Year US Treasury Notes	20	6/06	2,088,750	11,842
10 Year US Treasury Notes	50	6/06	5,319,531	66,324

Total Sold				$94,087

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE RESERVES VERMONT MUNICIPAL PORTFOLIO

SCHEDULE OF INVESTMENTS

MARCH 31, 2006

	PRINCIPAL
Municipal Obligations - 98.5%	AMOUNT	VALUE

Vermont - 67.9%
Burlington Vermont Electric Revenue Bonds:
6.375%, 7/1/10	$3,125,000	$3,444,531
5.375%, 7/1/12	1,405,000	1,520,491
Rutland County Vermont Solid Waste District Revenue Bonds:
6.55%, 11/1/06	100,000	101,536
6.60%, 11/1/07	100,000	103,982
6.70%, 11/1/08	100,000	106,391
6.75%, 11/1/09	100,000	108,442
6.80%, 11/1/10	100,000	110,470
6.80%, 11/1/11	100,000	112,114
6.85%, 11/1/12	100,000	113,641
University of Vermont and State Agriculture College Revenue Bonds:
5.00%, 10/1/23	1,000,000	1,052,530

5.125%, 10/1/27	1,000,000	1,042,550
Vermont Municipal Bond Bank Revenue Bonds:
5.00%, 12/1/17	1,000,000	1,059,120
5.50%, 12/1/18	1,060,000	1,132,695
5.50%, 12/1/19	1,500,000	1,602,870
5.00%, 12/1/19	2,000,000	2,105,320
Vermont State Educational and Health Buildings Financing Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,057,660
6.60%, 12/1/14	1,050,000	1,080,125
5.50%, 7/1/18	1,955,000	2,000,434
5.00%, 10/1/23	1,000,000	1,028,050
3.46%, 11/1/21 (r)	150,000	150,000
5.625%, 10/1/25	1,000,000	1,021,400
3.20%, 10/1/30 (r)	220,000	220,000
5.00%, 11/1/32	1,810,000	1,866,201
5.50%, 1/1/33	1,100,000	1,115,136
Vermont State GO Bonds:
Zero Coupon, 8/1/08	400,000	367,820
5.00%, 2/1/15	2,300,000	2,455,963
4.625%, 8/1/17	2,485,000	2,544,889
Vermont State Housing Finance Agency Single Family Revenue Bonds:
4.00%, 11/1/12	540,000	534,686
5.25%, 11/1/20	205,000	209,932
5.55%, 11/1/21	650,000	669,409
4.90%, 11/1/22	880,000	898,049
Vermont State Public Power Supply Authority Revenue Bonds, 5.25%, 7/1/13	2,180,000	2,355,599

Total Vermont (Cost $32,525,456)		33,292,036

	PRINCIPAL
Municipal Obligations - 98.5%	AMOUNT	VALUE

Territories - 30.6%
Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12	1,000,000	1,057,550
Guam Government LO Highway and Transportation Authority Revenue Bonds, 4.50%, 5/1/12	1,500,000	1,546,680
Puerto Rico Commonwealth GO Bonds:
6.50%, 7/1/14	1,690,000	1,977,790
5.50%, 7/1/17	1,000,000	1,114,590
5.50%, 7/1/21	1,000,000	1,133,130
Puerto Rico Commonwealth Highway and Transportation Authority Revenue Bonds:
5.50%, 7/1/17	2,000,000	2,229,180
5.25%, 7/1/38 (prerefunded 7/1/12 @ 100)	1,000,000	1,078,780
Puerto Rico Public Buildings Authority Revenue Bonds, 5.25%, 7/1/20	2,470,000	2,720,680
Puerto Rico Public Finance Corp., 5.70%, 8/1/25 (prerefunded 2/1/10 @ 100)	1,000,000	1,071,180
Virgin Islands Public Finance Authority Revenue Bonds, 5.25%, 10/1/15	1,000,000	1,087,820

Total Territories (Cost $15,307,763)		15,017,380

TOTAL INVESTMENTS (Cost $47,833,219) - 98.5%		48,309,416
Other assets and liabilities, net - 1.5%		716,154

NET ASSETS - 100%		$49,025,570

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
GO: General Obligation
LO: Limited Obligation

				Unrealized
			Underlying Face	Appreciation
Futures	# of Contracts	Expiration Date	Amount at Value	(Depreciation)

Sold:
5 Year U.S. Treasury Notes	40	6/06	$4,177,500	$21,497
10 Year U.S. Treasury Notes	32	6/06	3,404,500	42,447

Total Sold				$63,944

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Tax-Free Reserves (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of four separate portfolios. Money Market and Limited-Term are registered as diversified portfolios and Long-Term and Vermont as non-diversified portfolios. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest.

Money Market Class O and Institutional Class shares are sold without a sales charge. Institutional Class shares require a minimum account balance of $1,000,000 and have a lower expense ratio than Class O shares. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class A shares of Limited-Term are sold with a maximum front-end sales charge of 1.00% and Long-Term and Vermont are sold with a maximum front-end sales charge of 3.75%.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value their investments wherever possible. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2006, securities valued at $9,170,000, or 1.2% of net assets, of the Limited-Term Portfolio, were fair valued in good faith under the direction of the Board of Trustees.
Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Limited-Term and Long-Term. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians’ and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
Redemption Fee: The Limited-Term, Long-Term, and Vermont Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (Long-Term and Vermont) or five days of purchase (Limited-Term) in the same Portfolio. The redemption fee is paid to the Portfolio, and is accounted for as an addition to paid-in-capital. It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2006, and net realized capital loss carryforwards as of December 31, 2005 with expiration dates:

	MONEY MARKET	LIMITED-TERM	LONG TERM	VERMONT

Federal income tax cost	$976,935,578	$728,005,437	$61,707,480	$47,825,866

Unrealized appreciation	—	1,518,375	1,319,409	971,040

Unrealized (depreciation)	—	(18,143,048)	(798,573)	(487,490)

Net appreciation (depreciation)	—	($16,624,673)	$520,836	$483,550

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	MONEY MARKET	LIMITED-TERM

December 31, 2012	$18,944	$2,204,809
December 31, 2013	—	2,253,934
Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES

By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	May 25, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer

Date:	May 25, 2006

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	May 25, 2006